CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 39,848	$ 5,698	¥ 48,439	¥ 41,600
Restricted cash	¥ 6,603	$ 944	¥ 2,654	¥ 2,400